Environment (Tables)	12 Months Ended
Dec. 31, 2018
ENVIRONMENT
Summary of Environmental Expenses

				12-31-2018						12-31-2017
Company Incurring the Cost	Name	Project	Project Status (Finished, In progress)	Total Disbursements ThCh$	Amounts Capitalized ThCh$	Expenses ThCh$	Disbursement amount in the future ThCh$	Estimated future disbursement date ThCh$	Total Disbursements ThCh$	Total Disbursements ThCh$
Pehuenche	Hydroelectric Central Environmental Expenditures	C.H. Pehuenche E E Pehuenche S.A. Supply of flow measurement equipment.	In progress	48,574	48,574	—	—	—	48,574	6,787
		Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS), thermoelectric power stations and combine cycle power stations.	In progress	62,560	—	62,560	—		62,560	-
Enel Distribución Chile S.A.	Vegetation Control In Redesat	It consists of cutting branches until the safety conditions to which the foliage must be left with respect to the drivers.	In progress	134,394	—	134,394	19,654		154,048	306,419
		Pruning of trees near the medium voltage network	In progress	5,790,042	2,472,768	3,317,274	502,599	31/03/2019	6,292,641
	Management Respel	Dangerous waste management	Finished	1,780	—	1,780	—	30/06/2018	1,780
	Environmental management in Ssee	The service consists of the maintenance of green areas with replacement of species and turf in Enel substations enclosures	Finished	15,383	—	15,383	36,633	31/12/2018	52,016
		The service consists in the weeding and control of weeds in electric power substations in order to keep the enclosures free of weeds, ensuring a good operation of these facilities.	In progress	46,339	—	46,339	568	31/03/2018	46,907
	ENVIRONMENTAL PERMITS	Environmental Impact Statement: 1) New Lampa Sectioning Substation and 2) Ochagavia - Florida Line, Sanjon La Aguada Section	In progress	1,767	1,767	—	5,203	31/03/2019	6,970
	VEGETATION CONTROL IN MT / BT NETWORKS	Improvement in the traditional network by calpe (pre-assembled aluminum cable)	In progress	19,416	19,416	—	373,059	31/03/2019	392,475
	IMPROVEMENTS IN THE MT NETWORK	Network replacement for weardown MT protected cable	In progress	158,086	158,086	-	18,056	31/03/2019	176,142
	CHANGE OF TRAD X CALPE NETWORK	Traditional network replacement by Calpe (Pre-assembled aluminum cable) BT	In progress	851,792	851,792	-	530,712	31/03/2019	1,382,504
	REPLACEMENT TD DAE CONCENTRICA X TD. TRIF. RED CALPE	Concentrical network replacement by Calpe (Pre-assembled aluminum cable) BT	In progress	712,455	712,455	—	295,961	31/03/2019	1,008,416
	REPLACE TRIFAS TRANSFORMERS MEJ QUALITY BT	Replacement of transformers with chargeability problems		1,288,155	1,288,155	—	1,353,909	31/03/2019	2,642,064
	ENVIRONMENTAL MANAGEMENT	Environmental Management of Reforestation in Cerro Chena and Metropolitan Park.		5,831	-	5,831	803	31/03/2019	6,634
	Removal of Asbestos from Underground Cables	Removal of flame retardant tape with asbestos from the underground network MT.	In progress	265,577	146,300	119,277	118,337	31/03/2019	383,914	203,724
Gas Atacama Chile	Environmental monitoring	Environmental monitoring with SK Ecología operation and maintenance CEMS.	In progress	797,543	—	797,543	—		797,543	1,463,204
	Standardization Cems	Normalización bodegas, gestión ambiental.	In progress	645,302	645,302	—	—		645,302	1,021,630
	Hydraulic power stations	Waste management and sanitation	In progress	11,567	-	11,567			11,567
Enel Generación Chile S.A.	ENVIRONMENTAL EXPENSES CC.TT.	The main expenses incurred are: Bocamina U1-2: Operation and maintenance monitoring of air and meteorological quality stations, Environmental audit, monitoring network 1 a year, Annual CEMS Validation, Biomass Protocol Service, Environmental Materials (magazine, books), Isokinetic Measurements , SGI Works (Objective NC, inspections, audits and inspection) ISO 14001, OHSAS certification, Operation and Maintenance Service CEMS.	In progress	2,102,056	—	2,102,056	—		2,102,056	1,252,355
		Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	2,867,523	—	2,867,523	—		2,867,523	251,277
	ENVIRONMENTAL EXPENSES CC.HH.	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric power plants (C.H.)	In progress	183,156	—	183,156	—		183,156	870,281
	C.H. Ralco	Plan Ralco: Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	In progress	4,542,216	4,542,216	—	—		4,542,216	5,075,137
	Central Quintero	CEMS Central Quinteros	In progress	417,194	417,194	—	—		417,194	1,290,133
		Total		20,968,708	11,304,025	9,664,683	3,255,494		24,224,202	11,740,947

			12-31-2017
Company Incurring the Cost	Name	Project	Project Status (Finished, In progress)	Total Disbursements ThCh$	Amounts Capitalized ThCh$	Expenses ThCh$	Disbursement amount in the future ThCh$	Estimated future disbursement date ThCh$	Total Disbursements ThCh$
Pehuenche	Hydroelectric Central Environmental Expenditures	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste at hydroelectric power stations (HPS), thermoelectric power stations and combine cycle power stations.	In progress	6,786	—	6,786	—		6,787
Enel Distribución Chile S.A.	Vegetation Control In Redesat	This activity contemplates the maintenance of the band of easement of high voltage lines between 34,5 y 500kv.	In progress	306,419	—	306,419	—	12/31/2017	306,419
	Management Respel	Dangerous waste management	Finished	265	—	265	—	9/30/2017	265
	Environmental management in Ssee	Tree maintenance of SSEE and removal of brush, debris and garbage, outer perimeter.	In progress	239,285	—	239,285	18,644		257,929
		Consider all the environmental work that is done inside and outside of SSEE, as fumigation, placement and/or repair of rodent baits, irrigation system repair, waste removal, environmental inspections, garden	Finished	46,771	—	46,771	—	12/31/2017	46,771
	Improvements in the Network M T/Bt	Traditional network replacement by protected, concentric, other	Finished	3,066,846	3,066,846	—	1,957,246	9/30/2017	5,024,092
	Environmental Permits	Baseline for Environmental Impact Study, execution RCA and normative, preparation of reports and sectoral permits.	In progress	68,001	68,001	—	34,811	3/31/2018	102,812
	Vegetation Control in Networks Mt/Bt	Pruning of trees near the media network and low voltage.	In progress	3,313,454	—	3,313,454	—	12/31/2017	3,313,454
	Noise Control	Noise measurement and electromagnetic fields in substation, lines and other facilities.	In progress	786	—	786	—	12/31/2017	786
	Asbestos Removal from Underground Cables	Removal of fireproof tape with asbestos from the underground network MT.	In progress	166,434	166,434	—	37,290	12/31/2017	203,724
	Arborizations of Substations and Sat Line	Forest management plans, reforestations, construction and maintenance of tree-lined belts in substation.	In progress	251,740	251,740	—	20,390	12/31/2017	272,130
Gas Atacama Chile	Environmental monitoring	Environmental monitoring with SK Ecología operation and maintenance CEMS.	In progress	1,463,204	—	1,463,204	—		1,463,204
	Standardization Cems	Normalización bodegas, gestión ambiental.	In progress	1,021,630	1,021,630	—	—		1,021,630
Eolica Canela	Environmental expenditures in power plants	Water quality analysis and monitoring and Higenization Canela	In progress	18,347	—	18,347	—		18,347
Enel Generación Chile S.A.	Environmental costs in combined cycle plants	The main expenses incurred are: Bocamina U1-2: Operation and maintenance, monitoring stations air quality and meteorology, Environmental audit monitoring network 1 per year. Annual Validation CEMS, Protocol Service Biomasa Environmental Materials (magazine, books) Isokinetic Measurements. Jobs SGI (Objetive NC, inspections, audits and fizcalization) ISO 14001, certification OHSAS, Operation and Maintenance Service CEMS.	In progress	1,252,355	—	1,252,355	—		1,252,355
	Environmental costs in thermal plants	Studies, monitoring, laboratory analysis, retirement and final disposal of solid waste in thermoelectric plants (C.T.)	In progress	870,281	—	870,281	—		870,281
	Environmental costs in hydroelectric plants	Studies, monitoring, laboratory analysis, retirement and final disposal of solid waste in hydroelectric power plants (C.H.)	In progress	251,277	—	251,277	—		251,277
	Ralco Hydroelectric Plant	Reforestation according to the agreement with the Catholic University and Electrification of housing in Ayin Maipu.	In progress	5,075,137	5,075,137	—	—		5,075,137
	Tal Tal Thermal Plant	Dejection Nox TalTal: Engineering Civil Works and permits	In progress	1,290,133	1,290,133	—	—		1,290,133
	El Toro Hydroelectric Plant	Withdrawal Domestic and Industrial Waste	In progress	—	—	—	—		—
		Total		18,709,151	10,939,921	7,769,230	2,068,381		20,777,533